DISCONTINUED OPERATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
DISCONTINUED OPERATION (Tables) [Line Items]
Schedule of Consolidated Balance Sheet

The following is a summary of assets and liabilities as of June 30, 2025 and a reconciliation of assets and liabilities disclosed in the notes to financial statements that are presented as a discontinued operation on the consolidated balance sheet as of December 31, 2024:

	June 30,	December 31,
	2025	2024
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$-	$469
Restricted cash	-	8,037
Advances to suppliers, net	-	2,795,162
Prepayment and other current assets, net	-	3,497,724
Total current assets	-	6,301,392
NON - CURRENT ASSETS:
Property and equipment, net	-	6,512
Operating lease right-of-use assets	-	55,334
Deferred tax assets	-	6,247,083
Total non - current assets	-	6,308,929
TOTAL ASSETS	$-	$12,610,321

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES:
Accounts payable	$-	$2,640
Accrued expenses and other payables	-	1,233,311
Advances from customers	-	4,537,799
Deferred government grant, current	-	38,792
Income tax payable	-	659,919
Total current liabilities	-	6,472,461
NON - CURRENT LIABILITIES:
Deferred government grant, non-current	-	16,543
Total non - current liabilities	-	16,543
TOTAL LIABILITIES	$-	$6,489,004

The following is a summary of assets and liabilities as of December 31, 2024 and a reconciliation of assets and liabilities disclosed in the notes to financial statements that are presented as a discontinued operation on the consolidated balance sheet as of December 31, 2023:

	December 31,	December 31,
	2024	2023
ASSETS OF DISCONTINUED OPERATION
CURRENT ASSETS:
Cash and cash equivalents	$469	$51,393
Restricted cash	8,037	-
Inventories	-	5,502,404
Advances to suppliers, net	2,795,162	71,299,563
Prepayment and other current assets, net	3,497,724	61,147
Total current assets	6,301,392	76,914,507
NON - CURRENT ASSETS:
Property and equipment, net	6,512	370,616
Operating lease right-of-use assets	55,334	260,522
Deferred tax assets	6,247,083	6,245,291
Total non - current assets	6,308,929	6,876,429
TOTAL ASSETS	$12,610,321	$83,790,936

LIABILITIES OF DISCONTINUED OPERATION
CURRENT LIABILITIES:
Accounts payable	$2,640	$1,902,320
Accrued expenses and other payables	1,233,311	156,141
Advances from customers	4,537,799	26,424,582
Due to related parties	-	182,558
Deferred government grant, current	38,792	37,610
Operating lease liabilities, current	-	70,998
Income tax payable	659,919	670,481
Total current liabilities	6,472,461	29,444,690
NON - CURRENT LIABILITIES:
Operating lease liabilities, non-current	-	73,596
Deferred government grant, non-current	16,543	59,527
Total non - current liabilities	16,543	133,123
TOTAL LIABILITIES	$6,489,004	$29,577,813

Schedule of Consolidated Statements of Net (Loss)/Income

The following is a reconciliation of the major classes of financial statement line items constituting net (loss)/income from discontinued operations from Nanjing Lucun, our discontinued operation, that is disclosed in the notes to the financial statements and presented in the consolidated statements of net (loss)/income for the six months ended June 30, 2025 and 2024 :

	Six months	Six months
	ended	ended
	June 30,	June 30,
	2025	2024
Net revenues	$-	$23,287,088
Cost of revenues	(21,344)	(22,785,394)
Gross profit	(21,344)	501,694
Operating expenses	(23,673)	(5,582,294)
Other income/(expenses).net	23,060	48,541
Loss before income tax	$(21,957)	$(5,032,059)
Income tax expense	3,731	729,740
Loss from discontinued operation, net of income tax	$(18,226)	$(4,302,319)
Loss on sale of discontinued operation, net of income tax	(7,851,720)	-
Loss from discontinued operation, net of income tax	(7,869,946)	(4,302,319)

The following is a reconciliation of the major classes of financial statement line items constituting net (loss)/income from discontinued operations from Nanjing Lucun, our discontinued operation, that is disclosed in the notes to the financial statements and presented in the consolidated statements of net (loss)/income for the years ended December 31, 2024, 2023 and 2022:

	Years Ended December 31,
	2024	2023	2022
Net revenues	$23,871,417	$24,148,914	$39,289,537
Cost of revenues	(23,443,331)	(22,672,758)	(34,967,113)
Gross profit	428,086	1,476,156	4,322,424
Operating expenses	(882,885)	(26,538,318)	(772,706)
Other income/(expenses).net	71,756	(70,220)	77,429
(Loss)/income before income tax	$(383,043)	$(25,132,382)	$3,627,147
Income tax expense	94,501	6,277,197	(906,787)
(Loss)/income from discontinued operation, net of income tax	$(288,542)	$(18,855,185)	$2,720,360

Nanjing Lucun [Member]
DISCONTINUED OPERATION (Tables) [Line Items]
Schedule of Details of Entities Disposed
Nanjing Lucun
Total assets	$64,850,329
Total liabilities	11,494,154
Total net assets	53,356,175
Total accumulated other comprehensive income	11,945,545
Subtotal	65,301,720
Total consideration	57,450,000
Total loss on sale of discontinued operation	$(7,851,720)